Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2023
Fair Value Of Financial Instruments
Fair Value of Financial Instruments

NOTE 7: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.

Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred financing costs. As of both June 30, 2023 and December 31, 2022, the 2025 Logistics Senior Notes and four Navios Logistics’ loans are fixed rate borrowings and their fair value was determined based on quoted market prices.

Convertible Debenture: The carrying amount of the Convertible Debenture approximates its fair value.

The estimated fair values of the Company’s financial instruments are as follows:

	June 30, 2023		December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$68,690	$68,690	$78,541	$78,541
Restricted cash	$10	$10	$310	$310
Senior and ship mortgage notes, net	$(498,733)	$(497,901)	$(496,608)	$(491,976)
Long-term debt, including current portion	$(45,295)	$(45,352)	$(59,313)	$(59,385)
Convertible debenture payable to affiliate companies (1)	$(121,202)	$(121,202)	$(118,833)	$(118,833)

As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

As of June 30, 2023, and December 31, 2022, there were no assets measured at fair value on a recurring basis.

As of June 30, 2023, the Company’s assets measured at fair value on a non-recurring basis are:

	Fair Value Measurements as of June 30, 2023
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Asset held for sale	$4,550	$—	$4,550	$—
Total	$4,550	$—	$4,550	$—

He Man H met the criteria to be accounted for as asset held for sale and has been re-measured to its fair value less cost to sell leading to an impairment loss of $1,651. The fair value of Malva H was measured at $4,550, as at June 30, 2023.

As of December 31, 2022, there were no assets measured at fair value on a non-recurring basis.

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable.

	Fair Value Measurements at June 30, 2023
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$68,690	$68,690	$—	$—
Restricted cash	$10	$10	$—	$—
Senior and ship mortgage notes	$(497,901)	$(498,275)	$(8,626)	$—
Long-term debt, including current portion(1)	$(45,352)	$—	$(45,352)	$—
Convertible debenture payable to affiliate companies(1)	$(121,202)	$—	$(121,202)	$—

	Fair Value Measurements at December 31, 2022
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$78,541	$78,541	$—	$—
Restricted cash	$310	$310	$—	$—
Senior and ship mortgage notes	$(491,976)	$78,541	$(8,626)	$—
Long-term debt, including current portion(1)	$(59,385)	$—	$(59,385)	$—
Convertible debenture payable to affiliate companies(2)	$(118,833)	$—	$(118,833)	$—

(1)	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
(2)	The fair value of the Company’s Convertible Debenture is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.